SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
As of March 31, 2015, our reportable segments are:

•	the Marcellus Shale, which is served by Mountaineer Midstream;

•	the Williston Basin – Gas, which is served by Bison Midstream;

•	the Williston Basin – Liquids, which is served by Polar and Divide;

•	the Barnett Shale, which is served by DFW Midstream; and

•	the Piceance Basin, which is served by Grand River Gathering.
Each of our reportable segments provides midstream services in a specific geographic area. Within specific geographic areas, we may further differentiate reportable segments by type of gathering service provided. Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
In the first quarter of 2015, we combined our Red Rock Gathering operating segment with the Grand River Gathering operating segment to become one operating segment serving the Piceance Basin. Prior to 2015, we aggregated the Red Rock Gathering and Grand River Gathering operating segments into the Piceance Basin reportable segment.
In connection with the Polar and Divide Drop Down, we identified two reportable segments in the Williston Basin. We had previously only provided natural gas gathering services in the Williston Basin. With the acquisition of Polar Midstream and Epping in May 2015, we now also provide crude oil and produced water gathering services in the Williston Basin. As such, we evaluated the quantitative and qualitative factors for operating segment aggregation in the Williston Basin and concluded that the characteristics for crude oil and produced water gathering services were not sufficiently similar to those of our natural gas gathering services. As a result, we now report the results of Bison Midstream in the Williston Basin – Gas reportable segment and those of Polar Midstream and Epping in the Williston Basin – Liquids reportable segment.
Corporate represents those revenues and expenses that are not specifically attributable to a reportable segment, not individually reportable, or that have not been allocated to our reportable segments. Beginning in the first quarter of 2015, we discontinued allocating certain general and administrative expenses, primarily salaries, benefits, incentive compensation and rent expense, to our operating segments.

Assets by reportable segment follow.

	March 31,	December 31,
	2015	2014
	(In thousands)
Assets:
Marcellus Shale	$243,391	$243,884
Williston Basin – Gas	296,870	311,041
Williston Basin – Liquids	412,187	398,847
Barnett Shale	425,142	428,935
Piceance Basin	843,054	872,437
Total reportable segment assets	2,220,644	2,255,144
Corporate	20,531	38,577
Total assets	$2,241,175	$2,293,721

Revenues by reportable segment follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
Revenues:
Marcellus Shale	$7,840	$5,356
Williston Basin – Gas	8,908	16,763
Williston Basin – Liquids	8,582	3,179
Barnett Shale	23,897	23,037
Piceance Basin	27,934	31,046
Total reportable segment revenues and total revenues	$77,161	$79,381

Depreciation and amortization by reportable segment follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
Depreciation and amortization:
Marcellus Shale	$2,168	$1,801
Williston Basin – Gas	4,698	4,250
Williston Basin – Liquids	1,612	737
Barnett Shale	3,906	3,638
Piceance Basin	11,205	9,811
Total reportable segments	23,589	20,237
Corporate	166	142
Total depreciation and amortization	$23,755	$20,379
Capital expenditures by reportable segment follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
Capital expenditures:
Marcellus Shale	$496	$4,431
Williston Basin – Gas	4,934	10,941
Williston Basin – Liquids	13,274	13,480
Barnett Shale	893	7,721
Piceance Basin	5,193	16,970
Total reportable segments	24,790	53,543
Corporate	398	37
Total capital expenditures	$25,188	$53,580

We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) depreciation and amortization, (iii) adjustments related to minimum volume commitment ("MVC") shortfall payments, (iv) impairments and (v) other noncash expenses or losses, less other noncash income or gains. Segment adjusted EBITDA excludes the effect of allocated corporate expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees) interest expense and income tax expense.
Adjustments related to MVC shortfall payments account for (i) the net increases or decreases in deferred revenue for MVC shortfall payments and (ii) our inclusion of expected annual MVC shortfall payments. We include a proportional amount of these historical or expected minimum volume commitment shortfall payments in each quarter prior to the quarter in which we actually recognize the shortfall payment. These adjustments have not been billed to our customers and are not recognized in our consolidated financial statements.
A reconciliation of income before income taxes to total reportable segment adjusted EBITDA follows.

	Three months ended March 31,
	2015	2014
	(In thousands)
Reconciliation of Income Before Income Taxes to Segment Adjusted EBITDA:
Income before income taxes	$5,190	$6,084
Add:
Interest expense	12,118	7,144
Depreciation and amortization	24,006	20,605
Allocated corporate expenses	5,857	2,555
Adjustments related to MVC shortfall payments	12,340	12,013
Unit-based compensation	1,397	1,148
Less:
Interest income	1	1
Total reportable segment adjusted EBITDA	$60,907	$49,548

Segment adjusted EBITDA by reportable segment follows.

	Three months ended March 31,
	2015	2014
	(In thousands)
Reportable segment adjusted EBITDA:
Marcellus Shale	$6,535	$3,883
Williston Basin – Gas	5,333	4,676
Williston Basin – Liquids	5,043	374
Barnett Shale	16,760	15,034
Piceance Basin	27,236	25,581
Total reportable segment adjusted EBITDA	$60,907	$49,548